Segment and Geographic Information - Summary of Property and Equipment, Net by Geographical Region (Detail) - USD ($) $ in Thousands	Mar. 26, 2022	Sep. 25, 2021	Sep. 26, 2020
Long Lived Assets By Geographic Areas [Line Items]
Total property and equipment, net	$ 19,201	$ 18,617	$ 9,186
Percentage of property and equipment, net held outside of the United States	6.00%	7.00%	13.00%
United States [Member]
Long Lived Assets By Geographic Areas [Line Items]
Total property and equipment, net	$ 18,085	$ 17,355	$ 7,978
Canada [Member]
Long Lived Assets By Geographic Areas [Line Items]
Total property and equipment, net	$ 1,116	$ 1,262	$ 1,208